Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Effective federal rate	27.00%	26.00%	26.00%
Unrecognized tax benefit	$ 4,704	$ 4,345